Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	May 13, 2012	Oct. 02, 2011
Document and Entity Information
Entity Registrant Name	ALLIANT TECHSYSTEMS INC
Entity Central Index Key	0000866121
Document Type	8-K
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 1,789
Entity Common Stock, Shares Outstanding		33,131,599
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY